1. Organization and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net loss per share

Net loss per share

Basic net loss per common share is calculated by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the weighted average number of common shares outstanding plus dilutive common stock equivalents outstanding during the period. Common stock equivalents are excluded for the years ending December 31, 2013 and 2012 since the effect is anti-dilutive due to the Company’s net losses. Common stock equivalents include stock options and warrants.

Basic weighted average common shares outstanding, and the potentially dilutive securities excluded from loss per share computations because they are antidilutive, are as follows for the years ended December 31, 2013 and 2012:

	2013	2012
Basic and diluted weighted average common stock shares outstanding	5,007,714	4,977,133
Potentially dilutive securities excluded from loss per share computations:
Common stock options	1,417,309	1,452,082
Common stock purchase warrants	517,858	551,339

Cash and cash equivalents

Cash and cash equivalents

Cash equivalents consist primarily of interest-bearing money market accounts. We consider all highly liquid debt instruments purchased with an initial maturity of three months or less to be cash equivalents. We maintain cash balances that may exceed federally insured limits. We do not believe that this results in any significant credit risk.

Inventories	Inventories Inventories represent biopreservation solutions and raw materials and are stated at the lower of cost or market. Cost is determined using the first-in, first-out (“FIFO”) method.
Accounts receivable

Accounts receivable

Accounts receivable are stated at principal amount, do not bear interest, and are generally unsecured. We provide an allowance for doubtful accounts based on an evaluation of customer account balances past due ninety days from the date of invoicing. Accounts considered uncollectible are charged against the established allowance.

Property and equipment	Property and equipment Property and equipment are stated at cost and are depreciated using the straight-line method over estimated useful lives of three to ten years.
Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs consist of fees associated with obtaining or restructuring existing debt.  These fees are amortized over the term of the related debt using the effective interest method.

Deferred Rent

Deferred Rent

For our operating leases, we recognize rent expense on a straight-line basis over the terms of the leases and, accordingly, we record the difference between cash rent payments and the recognition of rent expense as a deferred rent liability.  Landlord-funded leasehold improvements, to the extent the improvements are not landlord property upon lease termination, are also recorded as deferred rent liabilities and are amortized as a reduction of rent expense over the non-cancelable term of the related operating lease.

Revenue recognition

Revenue recognition

We recognize product revenue, including shipping and handling charges billed to customers, upon shipment of product when title and risk of loss pass to customers. Shipping and handling costs are classified as part of cost of product sales.

Revenue related to licensing agreement activity is recognized over the estimated term of the service period or when no further performance obligations exist. Payments received in advance of the related licensing agreement period are recorded as deferred revenue and recognized when earned. During the first quarter of 2013, we negotiated a new intellectual property license agreement that provides one customer with limited access to our intellectual property under certain conditions. This customer paid upfront fees for the specific rights and there are no future performance obligations. The upfront fee of $500,000 was recognized as revenue during 2013 and $109,167 in deferred revenue associated with this customer was recognized as all future performance obligations associated with the previous license agreements were cancelled with the agreement signed in the first quarter of 2013.

Income taxes

Income taxes

We account for income taxes using an asset and liability method which generally requires recognition of deferred tax assets and liabilities for the expected future tax effects of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are recognized for the future tax effects of differences between tax bases of assets and liabilities, and financial reporting amounts, based upon enacted tax laws and statutory rates applicable to the periods in which the differences are expected to affect taxable income. We evaluate the likelihood of realization of deferred tax assets and provide an allowance where, in management’s opinion, it is more likely than not that the asset will not be realized.

We have not recorded any liabilities for uncertain tax positions or any related interest and penalties. Our tax returns are open to audit for years ending December 31, 2010 to 2013.

Advertising	Advertising Advertising costs are expensed as incurred and totaled $4,725 and $15,607 for the years ended December 31, 2013 and 2012, respectively.
Fair value of financial instruments

Fair value of financial instruments

The carrying value of cash and cash equivalents approximate their fair value (determined based on level 1 inputs in the fair value hierarchy) based on the short-term nature of these financial instruments. The carrying values of notes payable and accrued interest approximate their fair value (determined based on level 3 inputs in the fair value hierarchy) because interest rates of notes payable approximate market interest rates.

Operating segments

Operating segments

As described above, our activities are directed in the life sciences field of biopreservation products and services. As of December 31, 2013 and 2012 this is the Company’s only operating unit and segment.

Concentrations of credit risk and business risk

Concentrations of credit risk and business risk

In 2013 and 2012, we derived approximately 49% and 46%, respectively, of our revenue from our relationship with one contract manufacturing customer and in 2013, we derived approximately 14% of our revenue from one other customer, which included license revenue and core product revenue. No other customer accounted for more than 10% of revenue in 2013 or 2012. At December 31, 2013, three customers accounted for approximately 64% of total gross accounts receivable. At December 31, 2012, two customers accounted for 47% of gross accounts receivable.

Revenue from customers located in foreign countries represented 9% and 11% of total revenue during the years ended December 31, 2013 and 2012, respectively.

Research and development	Research and development Research and development costs are expensed as incurred.
Recent accounting pronouncements

Recent accounting pronouncements

There have been no new accounting pronouncements made effective during the year ended December 31, 2013 or not yet effective, that are of significance, or potential significance, to us.

Liquidity

Liquidity

We have incurred annual operating losses since inception, and may continue to incur operating losses. For the fiscal years ended December 31, 2013 and December 31, 2012, we had net losses of $1,084,160 and $1,659,586, respectively. As of December 31, 2013, our accumulated deficit was $56,895,237. We may not be able to successfully achieve or sustain profitability.

We believe our current cash and cash provided by operations will satisfy our working capital requirements, debt obligations and capital expenditures for the foreseeable future; however, we have filed a registration statement with the SEC to permit us to conduct a public offering of our common stock and warrants to purchase our common stock. If the public offering is completed, we intend to use the net proceeds thereof for general corporate purposes, including working capital. There can be no assurance that the public offering will be completed. Our future capital requirements and the adequacy of our available funds will depend on many factors, including future profitable operations, debt repayment, and competing technological and market developments.

Stock-based compensation

Stock Based Compensation

Valuation of Stock-Based Compensation

We use the Black-Scholes option pricing model as our method of valuation for stock option awards. Restricted stock unit grants are valued at the fair value of our common stock on the date of grant. Share-based compensation expense is based on the value of the portion of the stock-based award that will vest during the period, adjusted for expected forfeitures.  Our determination of the fair value of stock option awards on the date of grant using an option pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the expected life of the award, expected stock price volatility over the term of the award and historical and projected exercise behaviors. The estimation of share-based awards that will ultimately vest requires judgment, and to the extent actual or updated results differ from our current estimates, such amounts will be recorded in the period estimates are revised. Although the fair value of stock option awards is determined in accordance with authoritative guidance, the Black-Scholes option pricing model requires the input of highly subjective assumptions and other reasonable assumptions could provide differing results.  Share-based compensation expense is recognized ratably over the applicable requisite service period based on the fair value of such share-based awards on the grant date.

The fair value of options at the date of grant is determined under the Black-Scholes option pricing model.  During the years ended December 31, 2013 and 2012, the following weighted-average assumptions were used:

Assumptions	2013	2012
Risk-free rate	2.25%	0.77%
Annual rate of dividends	––	––
Historical volatility	105.20%	103.02%
Expected life	7 years	6.7 years

The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant.  We do not anticipate declaring dividends in the foreseeable future.  Volatility was based on historical data.  We utilize the simplified method as allowed by SEC Staff Accounting Bulletin No. 107 and 110 in determining option lives.  The simplified method is used due to the fact that we have had significant structural changes in our business such that our historical exercise data may not provide a reasonable basis to estimate option lives.